Trade and Other Payables (Current) (Details) - Schedule of Trade and Other Payables (Current) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2023
Schedule of Trade and Other Payables (Current) [Abstract]
Trade payables	$ 1,300,696	$ 233,117	$ 2,707,441
Accrued expenses	415,449	381,717	641,031
Employee leave entitlements	294,388	140,215
Total	$ 2,010,533	$ 755,049	$ 3,675,090